FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2021
Fair Value Of Financial Instruments
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 4:FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, short-term deposits, restricted cash, accounts receivable, prepaid expenses and other assets, accounts payable, accrued expenses and other liabilities approximate their fair value due to the short-term maturities of such instruments.

The following table present assets and liabilities measured at fair value on a recurring basis as of June 30, 2021:

	June 30, 2021
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$14	$-	$-	$14

Total financial assets	$14	$-	$-	$14

Liabilities:
Contingent consideration in connection to the acquisitions	-	-	28,761	28,761

Total financial liabilities	$-	$-	$28,761	$28,761

F - 10

PERION NETWORK LTD. AND ITS SUBSIDIARIES

NOTES TO THE INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 4:FAIR VALUE OF FINANCIAL INSTRUMENTS (Cont.)

The following table present liabilities measured at fair value on a recurring basis as of December 31, 2020:

	December 31, 2020
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration in connection to the acquisitions	-	-	31,859	31,859

Total financial liabilities	$-	$-	$31,859	$31,859